Exhibit 99.2 Schedule 1

Item #4 Form ABS Due Diligence 15E

Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Mortgage Connect, LP ("Mortgage Connect") was engaged by Ajax Operating Partnership L.P as diligence agent to provide title reports for a population of 816 mortgage loans. Mortgage Connect, in order to provide said reports, completed a detailed land records search on each asset to obtain all of the following information as it pertains to the ownership & encumbrance of each residential asset pledged as security:

•	Property Tax Information
•	Recorded Municipal Lien Information
•	Recorded HOA Lien Information

Provided with each title report was a summary of all aforementioned information, recorded copies of all pertinent documents, and an Excel data file with all property report data output information.

The assets reviewed in this population of 816 mortgage loans were all residential single-family & multi-family homes.

Mortgage Connect completed a review of the 816 title reports to identify potential HOA liens and Municipal Liens that may exists affecting each mortgage loan’s first lien status. With respect to these 816 mortgage loans:

1.       As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction.

2.       As set forth in the title search reports, the subject mortgage is in 1st lien position, with the exception of:

a.	16 mortgage loans with a potentially superior, HOA lien. The total amount of such potentially superior HOA lien is $ 79,178.47.
b.	74 mortgage loans with a potentially superior, Municipal lien. The total amount of such potentially superior lien/judgment is $357,010.04.
c.	62 mortgage loans with a potentially superior delinquent tax amount. The total amount of such potentially superior delinquent taxes is $203,044.11.
d.	14 mortgage loans with tax information that is unavailable due to jurisdiction restrictions.

Thank You,

Mortgage Connect, LP

Mortgage Connect | 260 Airside Dr | Moon Township | Pennsylvania | 15108 | P: 866-789-1814 | F: 866-789-1845 | mortgageconnectlp.com